J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.17

Loan ID	Customer Loan ID	Seller Loan ID	Note Date	Original Loan Amount	Last Name	Property State	Occupancy	Purpose	Originator QM Status	TPR QM Status	Exception ID	Exception Number	Exception Date	Exception Type	Exception Subcategory	Exception	Exception Remedy	Rebuttal	TPR Response	Compensating Factors	Status Update Date	Finding Status	Initial Exception Grade	Final Exception Grade	Initial Loan Grade	Final Loan Grade
xxxxxx	304840781	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5775185	1 of 3	2025-10-04 13:24	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-10-04 13:24	Cleared	1	1	1	1
xxxxxx	304840781	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5775186	2 of 3	2025-10-04 13:24	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					2025-10-04 13:24	Cleared	1	1	1	1
xxxxxx	304840781	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5787148	3 of 3	2025-10-06 16:39	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2025-10-31 18:46	Cleared	1	1	1	1
xxxxxx	304849324	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5872735	1 of 3	2025-10-13 15:46	Compliance	PUD Rider is Missing	PUD Rider is missing. Per the appraisal, the property is located in a PUD, no PUD rider was provided and the PUD rider box on the Mortgage is not checked.		Please find attached. Mortgage has been recorded with PUD Rider - xxxxxxx	Received DOT with all riders - xxxxxxx Please find attached. Mortgage has been recorded with PUD Rider - xxxxxxx		2025-11-24 15:08	Resolved	3	1	3	1
xxxxxx	304849324	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5873258	2 of 3	2025-10-13 16:13	Credit	Assets - Insufficient Cash to Close or Reserves	Liquid Funds Post-Close of '$xxxxxx', are less than $xxxxxx. Borrower(s) total verified assets are insufficient for cash to close or reserves. The verified assets in the loan file are business assets from the borrower's business, there is a letter in the file from the bank stating the borrower is the Authorized Owner of the account; however, per the business tax returns in file, the borrower is only 20% owner, reduced available assets by 80% since there is no access letter from the other owners granting the borrower 100% access. Also, the $xxxxxx EMD is not verified as cleared.	This closed as a Jumbo blue which doesn't require reserves except according to AUS findings in this case the findings did not call for any reserves. As for the business assets its nothing in the xxxxxx that states all owners would need to sign a letter giving access. If it is not specifically in the xxxxxx we fall back on agencies guides. In this case xxxxxx findings were used. for business assets the requirements per below were met. As mentioned in the correspondence we have verification borrower is owner of the account but fannie does not require anything from other owners The emd was verified $xxxxxx on xxxxxx & $xxxxxx on xxxxxx - statements are in file.
 - xxxxxxx
Liquid Funds Post-Close are greater than or equal to $0. - xxxxxxx
Liquid Funds Post-Close are greater than or equal to $0. Borrower(s) total verified assets are insufficient for cash to close or reserves. - xxxxxxx resolved by waterfall requirements - xxxxxxx
This closed as a Jumbo blue which doesn't require reserves except according to AUS findings in this case the findings did not call for any reserves.  As for the business assets its nothing in the Jumbo blue guides that states all owners would need to sign a letter giving access.  If it is not specifically in the jumbo guides we fall back on agencies guides.  In this case Fannie findings were used.  for business assets the requirements per below were met.  As mentioned in the correspondence we have verification borrower is owner of the account but fannie does not require anything from other owners The emd was verified $xxxxxx on xxxxxx & $xxxxxx on xxxxxx - statements are in file.
 - xxxxxxx
																					2026-05-07 17:56	Resolved	3	1	3	1
xxxxxx	304849324	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5873407	3 of 3	2025-10-13 16:22	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-10-13 16:22	Cleared	1	1	3	1
xxxxxx	304819359	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5660937	1 of 2	2025-09-24 19:44	Property	Missing Doc - 3rd Party Valuation Product/Missing	The loan file did not contain the required 3rd party valuation product. Unable to locate an acceptable 3rd party valuation product, the CU score is 2.6.		Please see attached. - xxxxxx	Received a satisfactory Appraisal Risk Review and an AVM. - xxxxxxx Please see attached. - xxxxxxx		2025-10-07 18:17	Resolved	3	1	3	1
xxxxxx	304819359	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5662527	2 of 2	2025-09-24 21:17	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2025-09-24 21:17	Cleared	1	1	3	1
xxxxxx	304819359	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5596640	1 of 3	2025-09-19 10:09	Property	Missing Doc - 3rd Party Valuation Product/Missing	The loan file did not contain the required 3rd party valuation product. Unable to locate an acceptable 3rd party valuation product in the loan file. CU score is 2.9.		AVM - xxxxxxx The program is xxxxxx, CDA not required for it, please refer to xxxxxx -xxxxxx	Documentation provided is sufficient. - xxxxxxx AVM - xxxxxxx xxxxxx requires 3rd party valuation for all 1st liens. - xxxxxxx The program is xxxxxx, CDA not required for it, please refer to xxxxxx - xxxxxxx		2025-09-30 13:05	Resolved	3	1	3	1
xxxxxx	304819359	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5635630	2 of 3	2025-09-23 15:50	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					2025-09-23 15:50	Cleared	1	1	3	1
xxxxxx	304819359	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5639086	3 of 3	2025-09-23 18:25	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2025-09-23 18:25	Cleared	1	1	3	1
xxxxxx	304840811	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5875476	1 of 3	2025-10-13 18:00	Property	Missing Doc - 3rd Party Valuation Product/Missing	The loan file did not contain the required 3rd party valuation product. Unable to locate an acceptable 3rd party valuation product, the CU in file has a score that exceeds 2.5. 3rd party valuation required. xxxxxx section 6.7.1 reads: 6.7.1. SECONDARY VALUATION PRODUCT REQUIRED FOR EVERY LOAN An eligible secondary valuation product is required for all loan files, unless a second full appraisal is provided. If a loan has a second full appraisal, then lower of the 2 appraisal values will be used to qualify (for purchase transactions – lesser of the purchase price and appraised values). The secondary valuation cannot be more than 10% less than the appraised value, otherwise it is deemed ineligible. For files requiring a secondary valuation product, below options are available:
• Secondary valuation waterfall:
1. FNMA SSR CU score <= 2.5
2. If FNMA SSR CU score is > 2.5 or unavailable, then AVM with 90%+ confidence score is required.
3. If AVM is ineligible or unavailable, CDA is required.
4. If CDA is ineligible or unavailable, second appraisal is required & must be ordered at borrower’s expense.

																		Document Uploaded. - xxxxxxx Please see attached. All requirements for 2nd valuation were removed from #6.7 - xxxxxxx This condition should be waived as both guidelines and investors didn't require any secondary valuation on Prime Jumbo Blue files at a time of application or UW review. It changed 9/29 and officially yesterday with updated guidelines. - xxxxxxx	Desk review provided with Low Risk and matching value - xxxxxxx Document Uploaded. - xxxxxxx Please see attached. All requirements for 2nd valuation were removed from #6.7 - xxxxxxx Please provide new/updated guide with this information. - xxxxxxx This condition should be waived as both guidelines and investors didn't require any secondary valuation on xxxxxx files at a time of application or UW review. It changed xxxxxx and officially yesterday with updated guidelines. - xxxxxxx		2026-05-11 16:26	Resolved	3	1	3	1
xxxxxx	304840811	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5875580	2 of 3	2025-10-13 18:05	Credit	Hazard Insurance Coverage Amount is less than Required Coverage Amount	Coverage Amount - Hazard insurance amount is less than required coverage amount. Hazard coverage amount is less than the subject lien loan amount.		It has 100% replacement cost - xxxxxxx	Coverage Amount - Hazard Insurance of $xxxxxx is equal to or greater than Required Coverage Amount of $xxxxxx - xxxxxxx It has 100% replacement cost - xxxxxxx		2025-10-22 15:33	Resolved	3	1	3	1
xxxxxx	304840811	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5880409	3 of 3	2025-10-13 22:16	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2025-10-13 22:16	Cleared	1	1	3	1
xxxxxx	304843278	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5695174	1 of 3	2025-09-28 09:34	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd party VOE prior to close missing. Unable to locate a VVOE for B2		Please see attached - xxxxxx Please see attached VOE for co-borrower - xxxxxx	Although the most recent paystub was not provided, the paystub dated xxxxxx is dated within 15 business days of the Note date. - xxxxxxx Please see attached - xxxxxxx Received a paystub dated xxxxxx, but the AUS requires the most recent available paystub. It appears the most recent available paystub is datedxxxxxxx. Please provide thexxxxxxx paystub or a VVOE for xxxxxx. - xxxxxxx Please see attached VOE for co-borrower - xxxxxxx		2025-10-07 18:36	Resolved	3	1	3	1
xxxxxx	304843278	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5695196	2 of 3	2025-09-28 10:22	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-09-28 10:22	Cleared	1	1	3	1
xxxxxx	304843278	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5703820	3 of 3	2025-09-29 15:42	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2025-09-29 15:42	Cleared	1	1	3	1
xxxxxx	304839617	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5900607	1 of 4	2025-10-15 14:30	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd party VOE prior to close missing. Unable to locate a VVOE for borrower 2		VOE - xxxxxxx	Borrower 2 3rd party VOE prior to close was provided. (Number of Borrowers equals 2) - xxxxxxx documentation meet requirements - xxxxxxx VOE - xxxxxxx		2025-10-28 13:44	Resolved	3	1	3	1
xxxxxx	304839617	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5900891	2 of 4	2025-10-15 14:42	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. The borrower's mortgage for their vacating residence is not reporting on the credit report and no VOM was located in the loan file.		VOM - xxxxxxx	mtg statement show departure residence not past due. - xxxxxxx VOM - xxxxxxx		2025-10-28 13:45	Cured	3	1	3	1
xxxxxx	304839617	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5901548	3 of 4	2025-10-15 15:11	Property	Missing Doc - 3rd Party Valuation Product/Missing	The loan file did not contain the required 3rd party valuation product. Unable to locate an acceptable 3rd party valuation product, the CU score exceeds 2.5		avm - xxxxxxx	documentation meet requirements - xxxxxxx avm - xxxxxxx		2025-10-28 13:41	Resolved	3	1	3	1
xxxxxx	304839617	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5914552	4 of 4	2025-10-16 13:12	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2025-10-16 13:12	Cleared	1	1	3	1
xxxxxx	304838989	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5889690	1 of 5	2025-10-14 17:07	Credit	Liabilities - REO	The loan file did not contain sufficient documentation to verify debts associated with all other properties. Unable to locate the mortgage statement and hazard insurance documentation for borrower 2's primary residence located at xxxxxx. There is a mortgage reporting on borrower 2 credit report that is not accounted for on the 1003 or 1008, the mortgage is for a property located at xxxxxx. Need letter of explanation/justification for the exclusion.		Proof of exclusion and PITIA for xxxxxx - xxxxxxx	documentation meet requirements - xxxxxxx Proof of exclusion and PITIA forxxxxxx - xxxxxxx		2025-10-17 15:09	Resolved	3	1	3	1
xxxxxx	304838989	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5889813	2 of 5	2025-10-14 17:14	Credit	Title Document Missing	Title document is missing. Unable to locate the title documentation in the loan file.		Title - xxxxxxx	documentation meet requirements - xxxxxxx Title document is fully present - xxxxxxx Title - xxxxxxx		2025-10-17 15:08	Resolved	3	1	3	1
xxxxxx	304838989	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5890506	3 of 5	2025-10-14 17:51	Credit	Audited DTI Exceeds AUS DTI	Audited DTI exceeds AUS DTI. Review DTI of 54% exceeds the LP AUS DTI of 50%. Borrower 2 SSI at origination was calculated at xxxxxx/mo., review calculation is $xxxxxx/mo.		Additional Asset depletion account provided - DTI xxxxxx% - xxxxxxx	documentation meet requirements - xxxxxxx Audited DTI ofxxxxxx% is less than or equal to AUS DTI of xxxxxx% - xxxxxxx Additional Asset depletion account provided - DTI xxxxxx% - xxxxxxx		2025-10-21 20:07	Resolved	3	1	3	1
xxxxxx	304838989	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5890535	4 of 5	2025-10-14 17:55	Property	Missing Doc - 3rd Party Valuation Product/Missing	The loan file did not contain the required 3rd party valuation product. Unable to locate an acceptable 3rd party review product, LCA score exceeds 2.5.		CDA - xxxxxxx	documentation meet requirements - xxxxxxx CDA - xxxxxxx		2025-10-23 18:54	Resolved	3	1	3	1
xxxxxx	304838989	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5903184	5 of 5	2025-10-15 15:55	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2025-10-15 15:55	Cleared	1	1	3	1
xxxxxx	304838879	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5769319	1 of 3	2025-10-03 17:19	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-10-03 17:19	Cleared	1	1	3	1
xxxxxx	304838879	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5769324	2 of 3	2025-10-03 17:19	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					2025-10-03 17:19	Cleared	1	1	3	1
xxxxxx	304838879	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5772038	3 of 3	2025-10-03 20:11	Compliance	Missing Doc - Homeownership Counseling Disclosure/Incomplete	Homeownership Counseling Disclosure is partially provided. There isn't a date that the HOC was provided or any disclosure tracking showing it was sent.		Please see attached - xxxxxx Page 160 shows the disclosure timeline. The HOC was sent to the borrower xxxxxx - xxxxxxx	Received disclosure - xxxxxxx Please see attached - xxxxxxx Unable to locate disclosure tracking in the loan file to confirm date Housing Disclosure was provided to the borrower - xxxxxxx Page 160 shows the disclosure timeline. The HOC was sent to the borrower xxxxxx - xxxxxxx		2025-10-15 18:49	Resolved	3	1	3	1
xxxxxx	304728781	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5805458	1 of 4	2025-10-07 15:51	Credit	Hazard Insurance Coverage Amount is less than Required Coverage Amount	Coverage Amount - Hazard insurance amount is less than required coverage amount. Hazard insurance amount is less than required coverage amount		Please see confirmation from Insurance agent subject property has 100% replacement coverage - xxxxxxx	Received email confirmation from insurance agent that insurance policy was written to 100% replacement cost; xxxxxx property. - xxxxxxx Coverage Amount - Hazard Insurance of $xxxxxx is equal to or greater than Required Coverage Amount of $xxxxxx - xxxxxxx Please see confirmation from Insurance agent subject property has 100% replacement coverage - xxxxxxx		2025-10-22 22:22	Resolved	3	1	3	1
xxxxxx	304728781	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5805888	2 of 4	2025-10-07 16:09	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report shows uncleared alerts. Fraud Report shows 1 uncleared medium alert, Doc Drawer & Appraisal Underwriter, Potential Conflict of Interest - Two or more parties have similar names on the loan.		Please see attached - xxxxxxx	Received DataVerify DRIVE report with high and medium alerts signed off. - xxxxxxx All Fraud Report Alerts have been cleared or None Exist - xxxxxxx Please see attached - xxxxxxx		2025-10-22 22:19	Resolved	3	1	3	1
xxxxxx	304728781	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5806030	3 of 4	2025-10-07 16:11	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-10-07 16:11	Cleared	1	1	3	1
xxxxxx	304728781	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5870710	4 of 4	2025-10-13 13:47	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2025-10-13 13:47	Cleared	1	1	3	1
xxxxxx	304820255	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5657899	1 of 4	2025-09-24 17:11	Credit	Evidence of Property Tax Missing	Missing evidence of property tax. Unable to locate a property tax estimate sheet.		see attached - xxxxxx	Documentation provided is sufficient. - xxxxxxx see attached - xxxxxxx		2025-10-22 13:36	Resolved	3	1	3	1
xxxxxx	304820255	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5658745	2 of 4	2025-09-24 17:57	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-09-24 17:57	Cleared	1	1	3	1
xxxxxx	304820255	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5658883	3 of 4	2025-09-24 18:04	Credit	Assets - Authorization Access for Joint Account	The file does not contain authorization access for funds from joint account holder. Borrower 2 is an account holder with another person on xxxxxx accounts #xxxxxx and #xxxxxx, unable to locate an access letter from xxxxxx granting the borrower 100% access to the accounts.		see attached - xxxxxx	FHLMC does not require. - xxxxxxx see attached - xxxxxxx		2025-10-22 13:41	Void	3		3	1
xxxxxx	304820255	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	5660317	4 of 4	2025-09-24 19:15	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2025-09-24 19:15	Cleared	1	1	3	1